UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-05977)

Exact name of registrant as specified in charter:	Putnam New Jersey Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: May 31, 2011

Date of reporting period: February 28, 2011

Item 1. Schedule of Investments:

Putnam New Jersey Tax Exempt Income Fund
The fund's portfolio
2/28/11 (Unaudited)

Key to holding's abbreviations
AGM -- Assured Guaranty Municipal Corporation
AGO -- Assured Guaranty, Ltd.
AMBAC -- AMBAC Indemnity Corporation
Cmnwlth. of PR Gtd. -- Commonwealth of Puerto Rico Guaranteed
COP -- Certificates of Participation
FGIC -- Financial Guaranty Insurance Company
G.O. Bonds -- General Obligation Bonds
NATL -- National Public Finance Guarantee Corp.
Radian Insd. -- Radian Group Insured
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (99.4%)(a)
	Rating(RAT)	Principal amount	Value

Guam (0.8%)
Territory of GU, Govt. Ltd. Oblig. Rev. Bonds (Section
30), Ser. A, 5 3/4s, 12/1/34	BBB-	$1,000,000	$975,880
Territory of GU, Govt. Wtr. Wks. Auth. Rev. Bonds,
5 5/8s, 7/1/40	Ba2	450,000	407,345
Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A,
5 1/2s, 10/1/40	BBB	500,000	464,255
			1,847,480

New Jersey (79.8%)
Bayonne, G.O. Bonds (School Bldg.), AGM, 5s, 7/15/25	Aa2	1,859,000	1,897,593
Burlington Cnty., Bridge Comm. Econ. Dev. Rev. Bonds
(The Evergreens), 5 5/8s, 1/1/38	BB+/P	1,450,000	1,161,450
Camden Cnty., Impt. Auth. VRDN (Harvest Village),
Ser. A, 0.24s, 7/1/29	A-1+	1,205,000	1,205,000
Casino Reinvestment Dev. Auth. Rev. Bonds, Ser. A,
NATL, 5 1/4s, 6/1/21	A3	5,405,000	5,396,082
Essex Cnty., Impt. Auth. Rev. Bonds
NATL, 5 1/2s, 10/1/30	Aa2	1,290,000	1,358,293
Ser. 06, AMBAC, 5 1/4s, 12/15/20	Aa2	1,000,000	1,128,830
AMBAC, 5s, 12/15/23	Aa2	2,000,000	2,117,680
Freehold, Regl. High School Dist. G.O. Bonds, FGIC,
NATL, 5s, 3/1/19	AA	1,500,000	1,750,095
Garden State Preservation Trust Rev. Bonds
(Open Space & Farmland 2005), Ser. A, AGM, 5 3/4s,
11/1/28	AAA	2,000,000	2,292,320
Ser. B, AGM, zero %, 11/1/24	AAA	6,000,000	3,080,520
Gloucester Cnty., Impt. Auth. Rev. Bonds
5s, 4/1/28	AA+	2,310,000	2,394,846
5s, 4/1/23	AA+	500,000	536,595
Hillsborough Twp., School Dist. G.O. Bonds, AGM,
5 3/8s, 10/1/21	AA+	1,720,000	2,022,995
Jersey City, Swr. Auth. Rev. Bonds, AMBAC, 6 1/4s,
1/1/14	BBB/P	1,300,000	1,368,380
Middlesex Cnty., Impt. Auth. Lease Rev. Bonds
(Perth Amboy Muni. Complex), FGIC, NATL, 5s, 3/15/31	BBB-/P	1,500,000	1,307,385
(North Brunswick Twp.), Ser. A, FGIC, NATL, 5s, 10/1/20	Aa2	1,000,000	1,039,370
Middletown, Township Board of Ed. G.O. Bonds, 5s,
8/1/27	AA	1,500,000	1,591,245
Millburn Twp., Board of Ed. G.O. Bonds, 5.35s, 7/15/17	Aa1	1,150,000	1,358,093
Monroe Twp., Muni. Util. Auth. Middlesex Cnty., Rev.
Bonds, FGIC, 5 1/8s, 2/1/17	Aa2	505,000	505,934
New Brunswick Pkg. Auth. Rev. Bonds, Ser. A, NATL, 5s,
9/1/24	A+	1,225,000	1,261,811
Newark, Hsg. Auth. Rev. Bonds (Port Auth. Newark
Marine Term.), NATL, 5 1/4s, 1/1/22 (Prerefunded
1/1/14)	AA-	2,260,000	2,523,087
NJ Econ. Dev. Auth. Rev. Bonds
(Cedar Crest Village, Inc.), Ser. A, U.S. Govt. Coll.,
7 1/4s, 11/15/31 (Prerefunded 11/15/11)	AAA/F	1,000,000	1,058,020
(Newark Arpt. Marriott Hotel), 7s, 10/1/14	Ba1	1,300,000	1,306,825
(First Mtge. Presbyterian Home), Ser. A, 6 3/8s,
11/1/31	BB/P	1,500,000	1,212,945
(Cranes Mill), Ser. A, 6s, 7/1/38	BBB-/F	750,000	641,423
(MSU Student Hsg.), 5 7/8s, 6/1/42	Baa3	1,550,000	1,411,415
(Franciscan Oaks), 5 3/4s, 10/1/23	BB/P	1,755,000	1,557,264
(Cigarette Tax), 5 1/2s, 6/15/24	BBB	2,950,000	2,695,120
(School Fac. Construction), Ser. AA, 5 1/4s, 12/15/33	Aa3	1,500,000	1,518,975
(School Fac. Construction), Ser. Y, 5s, 9/1/33	Aa3	500,000	494,670
Ser. U, AGM, 5s, 9/1/32	AA+	1,000,000	994,780
(School Fac. Construction), Ser. P, 5s, 9/1/30	Aa3	2,040,000	2,041,612
(Motor Vehicle), Ser. A, NATL, 5s, 7/1/27	A	1,000,000	1,013,380
(School Fac. Construction), Ser. L, AGM, 5s, 3/1/23	AA+	2,545,000	2,567,905
NJ Econ. Dev. Auth. Retirement Cmnty. Rev. Bonds
(Seabrook Village, Inc.), 5 1/4s, 11/15/36	BB-/P	200,000	159,108
NJ Econ. Dev. Auth. Solid Waste Mandatory Put Bonds
(6/1/14) (Disp. Waste Mgt.), 5.3s, 6/1/15	BBB	1,500,000	1,577,805
NJ Econ. Dev. Auth. Wtr. Fac. Rev. Bonds
(NJ American Wtr. Co.), Ser. A, 5.7s, 10/1/39	A2	3,500,000	3,427,340
(NJ American Wtr. Co.), Ser. B, 5.6s, 11/1/34	A2	500,000	497,360
(NJ American Wtr. Co.), Ser. D, 4 7/8s, 11/1/29	A2	700,000	650,076
NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
(Gen. Hosp. Ctr.-Passaic Inc.), AGM, U.S. Govt. Coll.,
6 3/4s, 7/1/19 (Escrowed to maturity)	AA+	5,000,000	6,132,850

(St. Joseph Hlth. Care Syst.), 6 5/8s, 7/1/38	BBB-	1,000,000	940,620
(Atlantic City Med.), 6 1/4s, 7/1/17	A1	560,000	575,803
(Atlantic City Med.), 6 1/4s, 7/1/17 (Prerefunded
7/1/12)	A+	440,000	473,070
(Chilton Memorial Hosp.), 5 3/4s, 7/1/39	Baa1	2,000,000	1,869,540
(St. Peter's U. Hosp.), 5 3/4s, 7/1/37	Baa3	2,000,000	1,665,660
(United Methodist Homes), Ser. A, 5 3/4s, 7/1/29	BB+	1,750,000	1,511,300
(Atlantic City Med.), 5 3/4s, 7/1/25	A1	975,000	984,204
(Children's Specialized Hosp.), Ser. A, 5 1/2s, 7/1/36	Baa3	600,000	536,118
(Children's Specialized Hosp.), Ser. A, 5 1/2s, 7/1/30	Baa3	900,000	827,622
(Hackensack U. Med. Ctr.), AGO, 5 1/4s, 1/1/31	Aa3	1,000,000	1,002,770
(Hackensack U. Med. Ctr.), 5 1/8s, 1/1/21	Baa1	1,425,000	1,410,280
(Hlth. Care Fac. Good Shepherd), Radian Insd., 5.1s,
7/1/21	BB+/P	1,010,000	875,165
(South Jersey Hosp.), 5s, 7/1/46	A2	3,055,000	2,592,442
(Holy Name Hosp.), 5s, 7/1/36	Baa2	1,500,000	1,192,500
(Hunterdon Med. Ctr.), Ser. B, 5s, 7/1/36	A-	1,710,000	1,465,573
(Hackensack U. Med. Ctr.), 5s, 1/1/34	Baa1	750,000	655,673
(Hosp. Asset Transformation), Ser. A, 5s, 10/1/28	Aa3	1,000,000	981,610
(AHS Hosp. Corp.), Ser. A, 5s, 7/1/27	A1	935,000	913,523
(South Jersey Hosp.), 5s, 7/1/26	A2	1,500,000	1,424,745
(Holy Name Med. Ctr.), 5s, 7/1/25	Baa2	1,000,000	865,630
(Atlanticare Regl. Med. Ctr.), 5s, 7/1/24	A1	1,555,000	1,566,631
(Children's Specialized Hosp.), Ser. A, 5s, 7/1/24	Baa3	400,000	370,196
(Atlanticare Regl. Med. Ctr.), 5s, 7/1/23	A1	1,500,000	1,524,285
(Children's Specialized Hosp.), Ser. A, 5s, 7/1/18	Baa3	1,000,000	998,720
NJ Hlth. Care Fac. Fin. Auth. VRDN
(AHS Hospital Corp.), Ser. B, 0.25s, 7/1/36	VMIG1	1,500,000	1,500,000
Ser. A, 0.23s, 7/1/31	VMIG1	2,715,000	2,715,000
(Virtua Hlth.), Ser. B, 0.18s, 7/1/43	A-1+	2,700,000	2,700,000
NJ State G.O. Bonds, 5s, 6/1/27 (Prerefunded 6/1/17)	Aa2	1,500,000	1,751,370
NJ State Rev. Bonds (Trans. Syst.), Ser. C, AMBAC,
zero %, 12/15/24	AA-	2,400,000	1,120,032
NJ State Edl. Fac. Auth. Rev. Bonds
(U. of Med. and Dentistry), Ser. B, 7 1/2s, 12/1/32	Baa1	500,000	545,435
(Georgian Court College), Ser. C, U.S. Govt. Coll.,
6 1/2s, 7/1/33 (Prerefunded 7/1/13)	AAA	1,250,000	1,407,463
(Fairleigh Dickinson), Ser. C, 6s, 7/1/20	BBB-/F	1,000,000	1,015,530
(Kean U.), Ser. A, 5 1/2s, 9/1/36	A2	1,635,000	1,652,674
(Fairleigh Dickinson), Ser. C, 5 1/2s, 7/1/23	BBB-/F	1,000,000	964,370
(Montclair State U.), Ser. J, 5 1/4s, 7/1/38	A1	500,000	485,140
(Georgian Court U.), Ser. D, 5 1/4s, 7/1/27	Baa1	1,575,000	1,506,645
(NJ City U.), Ser. E, AGO, 5s, 7/1/28	Aa3	1,000,000	1,012,170
(William Paterson U.), Ser. C, AGO, 5s, 7/1/28	Aa3	2,000,000	2,054,180
(Georgian Court U.), Ser. D, 5s, 7/1/27	Baa1	1,000,000	930,190
(College of NJ), Ser. D, AGM, 5s, 7/1/26	AA+	1,000,000	1,023,330
(College of NJ), Ser. D, AGM, 5s, 7/1/25	AA+	1,500,000	1,541,565
(Kean U.), Ser. A, 5s, 9/1/24	A2	1,500,000	1,539,675
(William Patterson U.), Ser. A, FGIC, 5s, 7/1/22	A1	1,110,000	1,144,898
(Rowan U.), Ser. C, NATL, 5s, 7/1/21 (Prerefunded
7/1/14)	A+	1,565,000	1,752,424
(Higher Ed. Cap. Impt. Fund), Ser. A, AGM, 5s, 9/1/17	AA+	4,315,000	4,484,364
NJ State Higher Ed. Assistance Auth. Rev. Bonds
(Student Loan)
Ser. A, 5 5/8s, 6/1/30	AA	1,750,000	1,767,185
Ser. 2, 5s, 12/1/26	Aa3	1,250,000	1,219,313
Ser. A, 5s, 6/1/18	AA	2,000,000	2,119,420
NJ State Hsg. & Mtge. Fin. Agcy. Rev. Bonds
Ser. AA, 6 3/8s, 10/1/28	Aa2	940,000	989,764
Ser. E1, AGM, 5.7s, 5/1/20	AA+	385,000	385,373
NJ State Tpk. Auth. Rev. Bonds
Ser. C, NATL, 6 1/2s, 1/1/16 (Escrowed to maturity)	A+	4,000,000	4,498,720
Ser. E, 5 1/4s, 1/1/40	A+	2,000,000	1,991,020
Ser. A, AMBAC, 5s, 1/1/30	A+	3,000,000	3,014,190
Ser. A, AGM, 5s, 1/1/20	AA+	4,000,000	4,183,000
NJ State Trans. Trust Fund Auth. Rev. Bonds (Trans.
Syst.)
Ser. A, 5 7/8s, 12/15/38	Aa3	1,350,000	1,411,115
Ser. D, 5 1/4s, 12/15/23	Aa3	2,000,000	2,075,400
Ser. A, AGM, AMBAC, 5s, 12/15/32	AA+	2,500,000	2,486,675
Ser. A, AMBAC, 5s, 12/15/27	Aa3	2,475,000	2,479,034
Ser. A, zero %, 12/15/33	AA-	5,100,000	1,159,077
North Bergen Twp., Muni. Util. Auth. Swr. Rev. Bonds,
NATL
zero %, 12/15/27	A2	1,005,000	375,478
zero %, 12/15/26	A2	1,000,000	402,260
Northern Burlington Cnty., Regl. School Dist. G.O.
Bonds, FGIC, NATL, 5 1/4s, 4/1/17	Aa2	1,130,000	1,300,065
Ocean City, Util. Auth. Waste Wtr. Rev. Bonds, NATL,
5 1/4s, 1/1/22	Aaa	2,000,000	2,344,600
Rutgers State U. COP, AMBAC, 5s, 1/1/24	Aa2	1,800,000	1,856,808
Rutgers State U. Rev. Bonds
Ser. A, 6.4s, 5/1/13	Aa2	2,455,000	2,582,169
Ser. F, 5s, 5/1/30	Aa2	1,000,000	1,034,470
Ser. E, FGIC, NATL, 5s, 5/1/25	Aa2	1,330,000	1,398,508
Salem Cnty., Poll. Control Fin. Auth. Rev. Bonds,
Ser. A, 5 3/4s, 4/1/31	Baa1	1,250,000	1,216,588
South Jersey Port. Corp. Rev. Bonds, 5.2s, 1/1/23	A-	1,250,000	1,227,513
Sussex Cnty., Muni. Util. Auth. (Waste Wtr. Facs.),
Ser. B, AGM, zero %, 12/1/30	AAA	1,500,000	481,380
Tobacco Settlement Fin. Corp. Rev. Bonds
6 3/8s, 6/1/32 (Prerefunded 6/1/12 and 6/1/13)	Aaa	1,500,000	1,650,585
6s, 6/1/37 (Prerefunded 6/1/12)	Aaa	4,500,000	4,806,045
Ser. 1A, 5s, 6/1/41	Baa3	2,000,000	1,202,720
Ser. 1A, 4 3/4s, 6/1/34	Baa3	2,000,000	1,223,980
Ser. 1A, 4 5/8s, 6/1/26	BBB	2,500,000	1,781,425
Ser. 1A, 4 1/2s, 6/1/23	BBB	1,265,000	1,053,505
U. of Medicine & Dentistry Rev. Bonds, Ser. E, NATL,
6 1/2s, 12/1/12 (Escrowed to maturity)	BBB	1,755,000	1,867,811

			185,911,808

New York (3.8%)
NY City, G.O. Bonds, Ser. C, 5s, 8/1/24	Aa2	2,445,000	2,596,541
Port Auth. NY & NJ Rev. Bonds, Ser. 93rd, 6 1/8s,
6/1/94	Aa2	5,000,000	5,601,550
Port Auth. NY & NJ Special Oblig. Rev. Bonds (Kennedy
Intl. Arpt. - 5th Installment), 6 3/4s, 10/1/19	BB+/P	600,000	567,156
			8,765,247

Pennsylvania (3.2%)
Delaware River Port Auth. Rev. Bonds (Port Dist.),
Ser. B, AGM, 5 5/8s, 1/1/26	AA+	7,490,000	7,491,794
			7,491,794

Puerto Rico (10.9%)
Cmnwlth. of PR, G.O. Bonds
Ser. A, 6s, 7/1/40	A3	1,975,000	1,924,322
Ser. A, FGIC, 5 1/2s, 7/1/21	A3	1,490,000	1,527,652
(Pub. Impt.), Ser. A, NATL, 5 1/2s, 7/1/20	A3	2,500,000	2,571,425
Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds,
Ser. A
6s, 7/1/44	Baa1	3,300,000	3,067,482
6s, 7/1/38	Baa1	2,500,000	2,346,950
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
Ser. N, 5 1/2s, 7/1/25	A3	1,000,000	1,005,830
Ser. X, 5 1/2s, 7/1/13	A2	380,000	391,438
Ser. K, 5s, 7/1/30	A3	500,000	454,375
Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control
Facs. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	1,000,000	1,003,050
Cmnwlth. of PR, Infrastructure Fin. Auth. Special Tax
Bonds, Ser. C, AMBAC, 5 1/2s, 7/1/25	A3	1,025,000	1,020,900
Cmnwlth. of PR, Muni. Fin. Agcy. G.O. Bonds, Ser. A,
5 1/4s, 8/1/24	A3	1,250,000	1,222,875
Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds
Ser. Q, Cmnwlth. of PR Gtd., 5 5/8s, 7/1/39	A3	1,000,000	926,110
(Govt. Fac.), Ser. I, Cmnwlth. of PR Gtd., 5 1/4s,
7/1/29	A3	570,000	557,489
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds
Ser. A, 6s, 8/1/42	A1	5,000,000	5,009,500
Ser. C, 5 1/4s, 8/1/41	A1	1,000,000	899,500
U. of PR Rev. Bonds, Ser. P, 5s, 6/1/24	Baa1	1,500,000	1,432,695
			25,361,593

Virgin Islands (0.9%)
VI Pub. Fin. Auth. Rev. Bonds
Ser. A, 6s, 10/1/39	Baa3	450,000	453,573
(Hovensa Refinery Fac.), 5 7/8s, 7/1/22	Baa3	750,000	686,310
Ser. A-1, 5s, 10/1/39	Baa2	525,000	433,251
Ser. A, 5s, 10/1/25	Baa2	450,000	443,574
			2,016,708

TOTAL INVESTMENTS

Total investments (cost $228,614,126)(b)			$231,394,630

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2010 through February 28, 2011 (the reporting period).

(a) Percentages indicated are based on net assets of $232,863,816.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $228,614,126, resulting in gross unrealized appreciation and depreciation of $7,762,515 and $4,982,011, respectively, or net unrealized appreciation of $2,780,504.

The rates shown on Mandatory Put Bonds and VRDN are the current interest rates at the close of the reporting period.

The dates shown parenthetically on Mandatory Put Bonds represent the next mandatory put dates.

The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.

The dates shown on debt obligations are the original maturity dates.

The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):

Healthcare	16.1%
State Government	14.8
Prerefunded	12.0
Transportation	10.9
Local Government	10.1

The fund had the following insurance concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):

AGM	17.6%
NATL	13.8

Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.

Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Municipal bonds and notes	$--	$231,394,630	$--

Totals by level	$--	$231,394,630	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam New Jersey Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: April 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: April 28, 2011

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: April 28, 2011